FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS
Schedule of carrying amount of financial assets and liabilities

	Group	Group
	2025	2024
	$’000	$’000
Carrying amount of financial assets
Measured at amortised cost
- Trade and other receivables	645	2,451
- Cash and cash equivalents	2,204	8,626
Measured at fair value through profit or loss	—	300
Total carrying amount of financial assets	2,849	11,377

Carrying amount of financial liabilities
Measured at amortised cost
- Trade and other payables	6,325	8,184
- Short term loans	1,598	20
- Long term loans	—	837
- Issued debt - bonds	—	39,304
Carrying amount of financial liabilities	7,923	48,345

Schedule of assets that are measured at fair value

	Level 1	Level 2	Level 3	Total
Assets	$’000	$’000	$’000	$’000
Financial assets at fair value through profit or loss
- Equity holdings	—	—	—	—
- Digital assets	—	42	—	—
Total at 31 December 2025	—	42	—	—

	Level 1	Level 2	Level 3	Total
Assets	$’000	$’000	$’000	$’000
Financial assets at fair value through profit or loss
- Equity holdings	—	—	300	300
- Digital assets	—	6	—	6
Total at 31 December 2024	—	6	300	306